Related Party Transactions - Transactions with related parties (Details) - EUR (€)	Oct. 08, 2021	Sep. 01, 2021	Jun. 09, 2021	Jan. 01, 2021
Disclosure of transactions between related parties [Line Items]
Description of related party transaction by percentage of share capital				3.00%
Olivier Taelman
Disclosure of transactions between related parties [Line Items]
Annual fee		€ 382,263
Notice period for termination of consulting agreement		3 months
Supplement term per completed year of services under the Agreement		1 month
Maximum total notice period		9 months
Loc Moreau
Disclosure of transactions between related parties [Line Items]
Base salary	€ 225,000
Maximum annual cash bonus	€ 100,000
MINV S.A.
Disclosure of transactions between related parties [Line Items]
Annual fee			€ 120,000
Agreement term			12 months